STOCKHOLDERS EQUITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Number of warrants outstanding at beginning balance	5,018,000	0
Weighted average exercise price at beginning balance	$ 0.10055	$ 0
Number of warrants outstanding, issued	20,664,690	5,018,000
Weighted avergae exercise price, issued	$ 0.0088	$ 0.10
Number of warrants outstanding, exercised	(16,880,768)	0
Weighted avergae exercise price, exercised	$ 0.0001	$ 0
Number of warrants outstanding, forfeited	0	0
Weighted avergae exercise price, forfeited	$ 0	$ 0
Number of warrants outstanding at ending balance	8,801,922	5,018,000
Weighted average exercise price at ending balance	$ 0.408	$ 0.10055
Weighted average remaining contractual life at ending	4 years 9 months